Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 433,672	$ 45,958
Less: Accumulated depreciation	(131,175)	(23,932)
Impairment of fixed assets	(250,228)	(529)
Property, plant and equipment, net	52,269	21,497
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	334,343
Transportation vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	43,872
Office and electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	26,427	18,146
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 29,030	$ 27,812